Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	CRII Merger	CMRI Merger	CMRII Merger	Common Stock Class I	Common Stock Class I CRII Merger	Common Stock Class I CMRI Merger	Common Stock Class I CMRII Merger	Common Stock Class A	Common Stock Class A CRII Merger	Common Stock Class A CMRI Merger	Common Stock Class A CMRII Merger	Common Class T	Common Class TX	Common Class TX CRII Merger	Common Class TX CMRI Merger	Common Class TX CMRII Merger	Total Stockholders' Equity	Total Stockholders' Equity CRII Merger	Total Stockholders' Equity CMRI Merger	Total Stockholders' Equity CMRII Merger	Common Stock	Common Stock CRII Merger	Common Stock CMRI Merger	Common Stock CMRII Merger	Common Stock Common Stock Class I	Common Stock Common Stock Class A	Common Stock Common Stock Class A CRII Merger	Common Stock Common Stock Class A CMRI Merger	Common Stock Common Stock Class A CMRII Merger	Common Stock Common Class T	Common Stock Common Class TX	Additional Paid-In Capital	Additional Paid-In Capital CRII Merger	Additional Paid-In Capital CMRI Merger	Additional Paid-In Capital CMRII Merger	Accumulated Distributions	Accumulated Deficit	Noncontrolling interests Limited Partners	Noncontrolling interests Limited Partners CRII Merger	Noncontrolling interests Partially Owned Entities	Noncontrolling interests Partially Owned Entities CRII Merger	Noncontrolling interests Partially Owned Entities CMRI Merger	Noncontrolling interests Partially Owned Entities CMRII Merger	Noncontrolling interests OP Units Limited Partners
Shares outstanding, beginning balance (in shares) at Dec. 31, 2019	8,851,759				0				8,851,759					0								8,851,759
Stockholders' equity, beginning balance at Dec. 31, 2019	$ 82,296																	$ 82,296									$ 89						$ 87,974				$ (2,370)	$ (3,397)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	3,301,213				0				3,283,713					17,500								3,301,213
Issuance of common stock	$ 32,828																	32,828									33						32,795
Distribution reinvestment (in shares)	110,624				0				110,606					18								110,624
Distribution reinvestment	$ 1,106																	1,106									$ 1						1,105
Common stock/OP Units repurchased (in shares)	(31,307)				0				(31,307)					0								(31,307)					31,307					0
Common stock/OP Units repurchased	$ (269)																	(269)									$ (1)						(268)
Share-based compensation	71																	71															71
Distributions to investors																		(5,398)																			(5,398)
Distributions to investors	(5,398)
Net loss	$ (8,551)																	(8,551)																				(8,551)
Shares outstanding, ending balance (in shares) at Dec. 31, 2020	12,232,289				0				12,214,771					17,518								12,232,289
Stockholders' equity, ending balance at Dec. 31, 2020	$ 102,083																	102,083								$ 0	122				$ 0	$ 0	121,677				(7,768)	(11,948)	$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock/OP Units repurchased (in shares)																						0
Share-based compensation	45																	45															45
Distributions to investors	(1,511)																	(1,511)																			(1,511)
Net loss	(3,010)																	(3,010)																				(3,010)
Shares outstanding, ending balance (in shares) at Mar. 31, 2021																						12,232,289
Stockholders' equity, ending balance at Mar. 31, 2021	$ 97,607																	97,607								0	122				0	0	121,722				(9,279)	(14,958)	0		0
Shares outstanding, beginning balance (in shares) at Dec. 31, 2020	12,232,289				0				12,214,771					17,518								12,232,289
Stockholders' equity, beginning balance at Dec. 31, 2020	$ 102,083																	102,083								0	$ 122				0	$ 0	121,677				(7,768)	(11,948)	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	151,286				151,286				0					0								151,286
Issuance of common stock	$ 2,534																	2,534								$ 2							2,532
Offering costs	$ (1,705)																	(1,705)															(1,705)
Distribution reinvestment (in shares)	8,662				0				8,660					2								8,662
Distribution reinvestment	$ 141																	141															141
Common stock/OP Units repurchased (in shares)	(203,537)				0				(203,537)					0								(203,537)				0	203,537					0
Common stock/OP Units repurchased	$ (5,012)																	(2,626)									$ (2)						(2,624)												$ (2,386)
Contributions from noncontrolling interests	869																																								869
Acquisition of noncontrolling interests	(1,551)																																						(1,271)		(280)
CRII, CMRI and CMRII Merger (in shares)		430,070	5,762,253	5,232,957		0	0	0		430,070	5,762,253	5,232,957			0	0	0						430,070	5,762,253	5,232,957
CRII, CMRI and CMRII Merger		$ 586,316																	$ 4,658	$ 70,094	$ 57,376							$ 4	$ 58	$ 52				$ 4,654	$ 70,036	$ 57,324				$ 363,278		$ 218,380
Noncontrolling interest, decrease from deconsolidation			$ (9,353)	$ (6,376)																																							$ (79,447)	$ (63,752)
Share-based compensation	1,570																																						1,570
Distributions to investors																		(9,505)																			(9,505)
Distributions to investors	(21,942)																																						(11,010)		(1,427)
Net loss	$ (106,905)																	(43,916)																				(43,916)	(58,923)		(4,066)
Shares outstanding, ending balance (in shares) at Dec. 31, 2021	23,613,980				151,286				23,445,174				0	17,520								23,613,980
Stockholders' equity, ending balance at Dec. 31, 2021	$ 540,669																	179,134								$ 2	234				0	$ 0	252,035				(17,273)	(55,864)	291,258		70,277
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(36,830)
Shares outstanding, ending balance (in shares) at Dec. 31, 2021	23,613,980				151,286				23,445,174				0	17,520								23,613,980
Stockholders' equity, ending balance at Dec. 31, 2021	$ 540,669																	179,134								2	$ 234				0	0	252,035				(17,273)	(55,864)	291,258		70,277
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	1,839,600				456,277				0				1,383,323	0								1,839,600
Issuance of common stock	$ 32,787																	32,787								4					14		32,769
Offering costs	$ (2,958)																	(2,958)															(2,958)
Distribution reinvestment (in shares)	26,600				456				26,120				19	5								26,600
Distribution reinvestment	$ 607																	607															607
Common stock/OP Units repurchased (in shares)	(183,049)				0				(183,049)				0	0								(183,049)					(183,049)
Common stock/OP Units repurchased	$ (3,394)																	(3,108)									$ (2)						(3,106)						(286)
Contributions from noncontrolling interests	662																																								662
Share-based compensation	865																																						865
Distributions to investors	(13,847)																	(4,314)																			(4,314)		(5,460)		(4,073)
Net loss	$ (6,888)	$ 20,114																(3,005)																				(3,005)	(3,828)		(55)
Shares outstanding, ending balance (in shares) at Mar. 31, 2022	25,297,131				608,019				23,288,245				1,383,342	17,525								25,297,131
Stockholders' equity, ending balance at Mar. 31, 2022	$ 548,503																	$ 199,143								$ 6	$ 232				$ 14	$ 0	$ 279,347				$ (21,587)	$ (58,869)	$ 282,549		$ 66,811